PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 96.7%
Common Stocks
Aerospace & Defense 1.3%
General Dynamics Corp.	500	$74,730
Huntington Ingalls Industries, Inc.	8,400	1,465,716
Vectrus, Inc.*	5,700	280,041
		1,820,487
Airlines 0.3%
SkyWest, Inc.	13,100	427,322
Auto Components 0.8%
Adient PLC*	68,100	1,118,202
Automobiles 1.4%
General Motors Co.	79,900	2,021,470
Banks 1.0%
Associated Banc-Corp.	9,900	135,432
Customers Bancorp, Inc.*	56,500	679,130
Equity Bancshares, Inc. (Class A Stock)*	7,800	136,032
Financial Institutions, Inc.	5,000	93,050
HBT Financial, Inc.	5,300	70,649
PacWest Bancorp	9,200	181,332
RBB Bancorp	5,200	70,980
Southern National Bancorp of Virginia, Inc.	8,300	80,427
		1,447,032
Biotechnology 6.9%
Alexion Pharmaceuticals, Inc.*	19,300	2,166,232
Biogen, Inc.*	5,800	1,551,790
Exelixis, Inc.*	9,300	220,782
Neurocrine Biosciences, Inc.*	17,300	2,110,600
Regeneron Pharmaceuticals, Inc.*	800	498,920
Vanda Pharmaceuticals, Inc.*	93,400	1,068,496
Vertex Pharmaceuticals, Inc.*	8,200	2,380,542
		9,997,362
Building Products 2.2%
Masco Corp.	19,200	964,032
UFP Industries, Inc.	44,700	2,213,097
		3,177,129

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 1.8%
Ameriprise Financial, Inc.	14,500	$2,175,580
Virtus Investment Partners, Inc.	4,000	465,160
		2,640,740
Chemicals 3.3%
Corteva, Inc.	80,600	2,159,274
LyondellBasell Industries NV (Class A Stock)	32,200	2,116,184
Orion Engineered Carbons SA (Luxembourg)	33,700	356,883
Stepan Co.	1,700	165,070
		4,797,411
Commercial Services & Supplies 0.2%
Interface, Inc.	36,500	297,110
Communications Equipment 1.2%
Calix, Inc.*	37,800	563,220
NetScout Systems, Inc.*	48,200	1,231,992
		1,795,212
Consumer Finance 0.1%
Regional Management Corp.*	5,900	104,489
Diversified Telecommunication Services 2.1%
AT&T, Inc.	85,200	2,575,596
Verizon Communications, Inc.	9,300	512,709
		3,088,305
Electric Utilities 0.2%
NRG Energy, Inc.	4,600	149,776
Otter Tail Corp.	3,500	135,765
		285,541
Electrical Equipment 1.6%
Acuity Brands, Inc.	3,500	335,090
Atkore International Group, Inc.*	75,100	2,053,985
		2,389,075
Energy Equipment & Services 0.5%
TechnipFMC PLC (United Kingdom)	100,900	690,156

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Entertainment 1.0%
Electronic Arts, Inc.*	7,000	$924,350
Lions Gate Entertainment Corp. (Class B Stock)*	86,000	587,380
		1,511,730
Equity Real Estate Investment Trusts (REITs) 0.6%
Columbia Property Trust, Inc.	71,700	942,138
Food & Staples Retailing 1.8%
Kroger Co. (The)	19,800	670,230
Walgreens Boots Alliance, Inc.	47,500	2,013,525
		2,683,755
Food Products 1.2%
John B. Sanfilippo & Son, Inc.	1,200	102,396
Pilgrim’s Pride Corp.*	100,600	1,699,134
		1,801,530
Gas Utilities 1.4%
UGI Corp.	66,000	2,098,800
Health Care Equipment & Supplies 6.5%
AngioDynamics, Inc.*	64,400	654,948
Edwards Lifesciences Corp.*	30,600	2,114,766
Meridian Bioscience, Inc.*	64,800	1,509,192
Natus Medical, Inc.*	42,300	922,986
Quidel Corp.*	8,800	1,968,912
STERIS PLC	3,500	537,040
West Pharmaceutical Services, Inc.	7,300	1,658,341
		9,366,185
Health Care Providers & Services 6.4%
Anthem, Inc.	7,900	2,077,542
Cigna Corp.	11,400	2,139,210
Humana, Inc.	5,500	2,132,625
Molina Healthcare, Inc.*	1,000	177,980
UnitedHealth Group, Inc.(u)	9,200	2,713,540
		9,240,897
Household Durables 0.3%
Cavco Industries, Inc.*	2,000	385,700

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 1.4%
Heritage Insurance Holdings, Inc.	12,300	$161,007
MetLife, Inc.	50,100	1,829,652
Universal Insurance Holdings, Inc.	5,400	95,850
		2,086,509
Interactive Media & Services 2.7%
Alphabet, Inc. (Class A Stock)*	200	283,610
Alphabet, Inc. (Class C Stock)*	162	229,005
Facebook, Inc. (Class A Stock)*(u)	14,900	3,383,343
		3,895,958
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	400	1,103,528
eBay, Inc.	14,200	744,790
Stamps.com, Inc.*	10,800	1,983,852
		3,832,170
IT Services 4.8%
Amdocs Ltd.	14,900	907,112
CACI International, Inc. (Class A Stock)*	6,600	1,431,408
Cognizant Technology Solutions Corp. (Class A Stock)	36,200	2,056,884
Hackett Group, Inc. (The)	40,000	541,600
Leidos Holdings, Inc.	21,200	1,985,804
		6,922,808
Leisure Products 2.0%
Brunswick Corp.	22,600	1,446,626
Smith & Wesson Brands, Inc.*	70,400	1,515,008
		2,961,634
Life Sciences Tools & Services 0.7%
IQVIA Holdings, Inc.*	7,400	1,049,912
Marine 0.1%
Costamare, Inc. (Monaco)	20,400	113,424
Metals & Mining 0.9%
Steel Dynamics, Inc.	50,500	1,317,545

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 2.1%
Colony Credit Real Estate, Inc.	117,700	$826,254
Ready Capital Corp.	11,100	96,459
Starwood Property Trust, Inc.	142,000	2,124,320
		3,047,033
Multiline Retail 0.9%
Dollar Tree, Inc.*	14,400	1,334,592
Multi-Utilities 2.3%
MDU Resources Group, Inc.	62,600	1,388,468
Public Service Enterprise Group, Inc.	41,100	2,020,476
		3,408,944
Paper & Forest Products 0.1%
Boise Cascade Co.	2,400	90,264
Personal Products 0.9%
Coty, Inc. (Class A Stock)	286,600	1,281,102
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	33,700	1,981,560
Eli Lilly & Co.	11,600	1,904,488
Merck & Co., Inc.	21,000	1,623,930
Supernus Pharmaceuticals, Inc.*	27,500	653,125
		6,163,103
Professional Services 0.5%
Barrett Business Services, Inc.	6,100	324,093
Kforce, Inc.	12,000	351,000
		675,093
Semiconductors & Semiconductor Equipment 5.6%
FormFactor, Inc.*	39,700	1,164,401
Intel Corp.	44,600	2,668,418
Photronics, Inc.*	30,900	343,917
QUALCOMM, Inc.	20,000	1,824,200
Semtech Corp.*	28,000	1,462,160
Ultra Clean Holdings, Inc.*	27,100	613,273
		8,076,369

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software 15.9%
Adobe, Inc.*(u)	6,200	$2,698,922
CDK Global, Inc.	40,900	1,694,078
ChannelAdvisor Corp.*	33,200	525,888
Cornerstone OnDemand, Inc.*	50,200	1,935,712
Ebix, Inc.	51,300	1,147,068
eGain Corp.*	15,100	167,761
Intuit, Inc.	8,000	2,369,520
Microsoft Corp.(u)	28,500	5,800,035
MicroStrategy, Inc. (Class A Stock)*	9,700	1,147,413
OneSpan, Inc.*	56,100	1,566,873
Oracle Corp.	44,400	2,453,988
Telenav, Inc.*	24,000	131,760
Xperi Holding Corp.	99,200	1,464,192
		23,103,210
Specialty Retail 1.7%
Lowe’s Cos., Inc.	18,000	2,432,160
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.(u)	5,500	2,006,400
Trading Companies & Distributors 1.8%
GMS, Inc.*	91,300	2,245,067
Veritiv Corp.*	18,900	320,544
		2,565,611

Total Long-Term Investments (cost $126,009,350)		140,491,619

Short-Term Investments 2.6%
Affiliated Mutual Fund 2.0%
PGIM Core Ultra Short Bond Fund (cost $2,970,731)(w)	2,970,731	2,970,731

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.6%
U.S. Treasury Bills (cost $799,760)	0.139%	09/17/20	800	$799,757

Total Short-Term Investments (cost $3,770,491)				3,770,488
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $129,779,841)				144,262,107

	Shares
Securities Sold Short (55.7)%
Common Stocks
Aerospace & Defense (1.9)%
Boeing Co. (The)	9,900	(1,814,670)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	5,600	(134,064)
TransDigm Group, Inc.	1,900	(839,895)
		(2,788,629)
Auto Components (0.5)%
Fox Factory Holding Corp.*	8,700	(718,707)
Banks (1.5)%
Cullen/Frost Bankers, Inc.	24,900	(1,860,279)
Independent Bank Corp.	5,000	(335,450)
		(2,195,729)
Beverages (0.8)%
Boston Beer Co., Inc. (The) (Class A Stock)*	2,100	(1,126,965)
Biotechnology (3.9)%
Beam Therapeutics, Inc.*	5,700	(159,600)
Biohaven Pharmaceutical Holding Co. Ltd.*	12,900	(943,119)
CareDx, Inc.*	8,100	(286,983)
Global Blood Therapeutics, Inc.*	21,400	(1,350,982)
Mirati Therapeutics, Inc.*	14,000	(1,598,380)
Moderna, Inc.*	9,000	(577,890)
Turning Point Therapeutics, Inc.*	2,500	(161,475)
Twist Bioscience Corp.*	14,200	(643,260)
		(5,721,689)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products (1.1)%
Lennox International, Inc.	6,700	$(1,561,033)
Chemicals (1.2)%
Quaker Chemical Corp.	9,000	(1,670,850)
Westlake Chemical Corp.	1,400	(75,110)
		(1,745,960)
Commercial Services & Supplies (0.2)%
US Ecology, Inc.	8,900	(301,532)
Construction & Engineering (0.2)%
NV5 Global, Inc.*	4,200	(213,486)
Diversified Telecommunication Services (0.6)%
Bandwidth, Inc. (Class A Stock)*	6,800	(863,600)
Electric Utilities (0.1)%
Xcel Energy, Inc.	2,800	(175,000)
Electrical Equipment (0.8)%
Sunrun, Inc.*	39,700	(782,884)
Vivint Solar, Inc.*	42,500	(420,750)
		(1,203,634)
Electronic Equipment, Instruments & Components (1.8)%
II-VI, Inc.*	41,100	(1,940,742)
nLight, Inc.*	27,600	(614,376)
		(2,555,118)
Entertainment (0.8)%
Roku, Inc.*	9,400	(1,095,382)
Food & Staples Retailing (0.1)%
Chefs’ Warehouse, Inc. (The)*	8,200	(111,356)
Food Products (0.7)%
Beyond Meat, Inc.*	400	(53,592)
Hostess Brands, Inc.*	34,100	(416,702)
J&J Snack Foods Corp.	2,700	(343,251)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Landec Corp.*	8,900	$(70,844)
Limoneira Co.	6,200	(89,838)
		(974,227)
Health Care Equipment & Supplies (5.7)%
Cerus Corp.*	52,600	(347,160)
CryoPort, Inc.*	11,600	(350,900)
Glaukos Corp.*	16,900	(649,298)
iRhythm Technologies, Inc.*	11,700	(1,355,913)
Mesa Laboratories, Inc.	1,500	(325,200)
OrthoPediatrics Corp.*	10,500	(459,480)
Penumbra, Inc.*	12,200	(2,181,604)
Shockwave Medical, Inc.*	13,500	(639,495)
Silk Road Medical, Inc.*	9,900	(414,711)
Tactile Systems Technology, Inc.*	5,300	(219,579)
Tandem Diabetes Care, Inc.*	13,300	(1,315,636)
		(8,258,976)
Health Care Providers & Services (3.2)%
American Renal Associates Holdings, Inc.*	9,600	(62,592)
Guardant Health, Inc.*	24,600	(1,995,798)
HealthEquity, Inc.*	26,300	(1,543,021)
Joint Corp. (The)*	3,000	(45,810)
Option Care Health, Inc.*	3,500	(48,580)
PetIQ, Inc.*	19,400	(675,896)
US Physical Therapy, Inc.	4,000	(324,080)
		(4,695,777)
Health Care Technology (2.0)%
Inspire Medical Systems, Inc.*	19,300	(1,679,486)
Schrodinger, Inc.*	14,000	(1,281,980)
		(2,961,466)
Hotels, Restaurants & Leisure (1.1)%
Noodles & Co.*	25,100	(151,855)
Shake Shack, Inc. (Class A Stock)*	5,200	(275,496)
Wynn Resorts Ltd.	16,000	(1,191,840)
		(1,619,191)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers (0.3)%
Sunnova Energy International, Inc.*	24,500	$(418,215)
Insurance (2.6)%
eHealth, Inc.*	12,500	(1,228,000)
Kinsale Capital Group, Inc.	4,300	(667,403)
Marsh & McLennan Cos., Inc.	18,100	(1,943,397)
		(3,838,800)
Internet & Direct Marketing Retail (0.2)%
RealReal, Inc. (The)*	18,800	(240,452)
IT Services (3.6)%
Fidelity National Information Services, Inc.	13,900	(1,863,851)
MongoDB, Inc.*	7,900	(1,788,086)
Okta, Inc.*	6,200	(1,241,426)
Repay Holdings Corp.*	11,400	(280,782)
		(5,174,145)
Leisure Products (0.2)%
Callaway Golf Co.	20,400	(357,204)
Life Sciences Tools & Services (1.4)%
Codexis, Inc.*	41,500	(473,100)
NanoString Technologies, Inc.*	19,300	(566,455)
NeoGenomics, Inc.*	23,500	(728,030)
Quanterix Corp.*	9,800	(268,422)
		(2,036,007)
Machinery (0.9)%
Energy Recovery, Inc.*	23,100	(175,444)
Enerpac Tool Group Corp.	5,500	(96,800)
John Bean Technologies Corp.	10,700	(920,414)
Woodward, Inc.	1,700	(131,835)
		(1,324,493)
Media (0.6)%
Cardlytics, Inc.*	13,300	(930,734)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	6,600	(158,994)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (0.5)%
Reata Pharmaceuticals, Inc. (Class A Stock)*	1,500	$(234,030)
Zogenix, Inc.*	16,300	(440,263)
		(674,293)
Professional Services (0.7)%
TrueBlue, Inc.*	7,800	(119,106)
Upwork, Inc.*	61,200	(883,728)
Willdan Group, Inc.*	3,200	(80,032)
		(1,082,866)
Real Estate Management & Development (0.9)%
Redfin Corp.*	32,800	(1,374,648)
Semiconductors & Semiconductor Equipment (1.6)%
Cohu, Inc.	12,000	(208,080)
Cree, Inc.*	23,400	(1,385,046)
Impinj, Inc.*	10,400	(285,688)
SunPower Corp.*	55,500	(425,130)
		(2,303,944)
Software (11.6)%
8x8, Inc.*	33,500	(536,000)
Alteryx, Inc. (Class A Stock)*	13,600	(2,234,208)
Anaplan, Inc.*	37,500	(1,699,125)
Benefitfocus, Inc.*	11,200	(120,512)
Elastic NV*	16,900	(1,558,349)
Everbridge, Inc.*	14,600	(2,020,056)
Pluralsight, Inc. (Class A Stock)*	34,000	(613,700)
PROS Holdings, Inc.*	15,300	(679,779)
Q2 Holdings, Inc.*	25,600	(2,196,224)
Smartsheet, Inc. (Class A Stock)*	37,600	(1,914,592)
Splunk, Inc.*	11,100	(2,205,570)
Yext, Inc.*	39,800	(661,078)
Zuora, Inc. (Class A Stock)*	29,500	(376,125)
		(16,815,318)
Specialty Retail (0.9)%
Boot Barn Holdings, Inc.*	7,900	(170,324)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Carvana Co.*	4,900	$(588,980)
Monro, Inc.	10,900	(598,846)
		(1,358,150)
Textiles, Apparel & Luxury Goods (0.2)%
Under Armour, Inc. (Class A Stock)*	31,500	(306,810)
Trading Companies & Distributors (0.2)%
SiteOne Landscape Supply, Inc.*	2,300	(262,131)
Water Utilities (1.0)%
Essential Utilities, Inc.	33,200	(1,402,368)

Total Securities Sold Short (proceeds received $67,575,312)		(80,947,029)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 43.6% (cost $62,204,529)		63,315,078
Other assets in excess of liabilities 56.4%		81,914,846

Net Assets 100.0%		$145,229,924

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Futures contracts outstanding at June 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
42	S&P 500 E-Mini Index	Sep. 2020	$6,489,420	$58,632
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).